Dividends	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Dividends

7.DIVIDENDS

On January 16, 2018, the Company’s Board of Directors declared a cash dividend of US$0.83 per ordinary share (US$0.42 per ADS) in an aggregate amount of US$20,000 to shareholders of record as of February 1, 2018, of which RMB122,092 (equivalent to US$19,294) was paid in February 2018. As of February 28, 2018, dividends payable totaled RMB3,677(US$581), which was subsequently paid in April 2018.